PARENT COMPANY FINANCIAL DATA (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 649	$ 632	$ 2,702	$ 3,902	$ 4,637	$ (163)	$ (4,955)
Net change in other assets			434	558	1,781	1,733	(1,444)
NET CASH PROVIDED BY OPERATING ACTIVITIES			3,604	4,873	8,450	10,586	8,845
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from sale of common stock					165	0	0
Tax benefit from stock option exercises					0	0	16
NET CASH USED IN FINANCING ACTIVITIES			(42,344)	(2,994)	5,739	(37,011)	1,787
NET CHANGE IN CASH AND CASH EQUIVALENTS			(26,949)	20,735	36,512	41,194	6,967
CASH AND CASH EQUIVALENTS, BEGINNING			113,608	77,096	77,096	35,902	28,935
CASH AND CASH EQUIVALENTS, ENDING	86,659	97,831	86,659	97,831	113,608	77,096	35,902
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)					4,637	(163)	(4,955)
Equity in undistributed (income) losses of subsidiaries					(4,929)	(115)	4,904
Net change in other assets					667	647	(124)
Net change in other liabilities					(156)	177	(8)
NET CASH PROVIDED BY OPERATING ACTIVITIES					219	546	(183)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from sale of common stock					165	0	0
Proceeds from other issuance of common stock					0	0	332
Tax benefit from stock option exercises					0	0	16
NET CASH USED IN FINANCING ACTIVITIES					165	0	348
NET CHANGE IN CASH AND CASH EQUIVALENTS					384	546	165
CASH AND CASH EQUIVALENTS, BEGINNING				1,053	1,053	507	342
CASH AND CASH EQUIVALENTS, ENDING					$ 1,437	$ 1,053	$ 507